Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

These unaudited condensed consolidated financial statements include the accounts of the Company and have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information. Accordingly, certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been made.

These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited annual financial statements and notes thereto included in the Company’s 2020 Annual Report on Form 20-F, as filed with the SEC on April 30, 2021. The results of operations for these interim periods are not necessarily indicative of the operating results for any future period. The December 31, 2020 financial information has been derived from the Company’s audited financial statements.

Use of Estimates

Use of Estimates

The preparation of interim financial statements in conformity with U.S. GAAP requires management to make certain estimates, judgments and assumptions that affect the reported amounts in the consolidated balance sheets and statements of operations, it also requires that management exercise its judgment in applying the Company’s accounting policies. On an ongoing basis, management evaluates its estimates, including estimates related to its stock-based compensation expense and implicit interest rate on new lease liabilities. Significant estimates in these interim financial statements include estimates made for accrued research and development expenses and stock-based compensation expenses.

Functional Currency and Translation to The Reporting Currency

Functional Currency and Translation to The Reporting Currency

The functional currency of the Company is the New Israeli Shekel (“NIS”), which is the local currency where the Company operates. The financial statements of the Company were translated into U.S. dollars in accordance with ASC 830, “Foreign Currency Matters”.  Accordingly, assets and liabilities were translated from NIS to U.S. dollars using period-end exchange rates, equity items were translated at the exchange rates as of the dates of the respective equity transactions, and income and expense items were translated at average exchange rates during the period.

Gains or losses resulting from translation adjustments (which result from translating an entity’s financial statements into U.S. dollars if its functional currency is other than the U.S. dollar) are reported in other comprehensive income (loss) and are reflected in equity, under “accumulated other comprehensive income (loss)”.

Balances denominated in, or linked to foreign currencies are stated on the basis of the exchange rates prevailing at the balance sheet date.  For foreign currency transactions included in the statement of income, the exchange rates applicable on the relevant transaction dates are used.  Transaction gains or losses arising from changes in the exchange rates used in the translation of such balances are carried to financing income or expenses as applicable.

1 U.S. $ = 3.26 NIS and 3.215 NIS as of June 30, 2021 and December 31, 2020, respectively.

The U.S. $ increased (decreased) against the NIS (2.22%), 1.4%, (2.78%) and 0.28% in the three and six months ended June 30, 2021 and 2020, respectively.

Reclassification of Prior Year Presentation

Reclassification of Prior Year Presentation

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Effective January 1, 2021, the Company adopted ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which removes specific exceptions to the general principles in Topic 740 and simplifies the accounting for income taxes. The adoption of this standard did not have a significant impact on the Company’s consolidated financial statements.

Effective January 1, 2021, the Company adopted ASU No. 2020-10, Codification Improvements, which amends a variety of topics in the Accounting Standards Codification to improve consistency and clarify guidance. The adoption of this standard did not have a significant impact on the Company’s consolidated financial statements.

There have been no other material changes to the significant accounting policies previously disclosed in the Company’s Annual Report on Form 20-F for the year ended December 31, 2020.

Marketable Securities

Marketable Securities.

The Company has an investment policy that includes guidelines on acceptable investment securities, minimum credit quality, maturity parameters, and concentration and diversification. The Company invests its excess cash primarily in mutual funds that are classified based on the nature of their underlying securities and their availability for use in current operations. The Company’s marketable equity securities are measured at fair value with gains and losses recognized in other income/(expense), net.

Net gain recognized on equity securities for the three and six months ended June 30, 2021 was $1,195 and 1,583 thousand of which $ 950 and $1,342 thousand, respectively, were not realized.